DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND ACCOUNTING POLICIES - LHFS (Details)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Financing receivable, held-for-sale, threshold period past due	90 days